Assets Held for Sale - Major classes of assets and liabilities held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024 [1]
Non-current assets
Property, plant and equipment	$ 1,426.2	$ 1,322.2
Right of use assets	668.9	699.1
Goodwill	430.7	403.2
Other intangible assets	714.9	674.0
Current assets
Inventories	39.0	30.6
Income tax receivable	3.3	2.3
Trade and other receivables	310.5	313.4
Cash and cash equivalents	531.8	578.0
Assets held for sale	99.9
Non-current liabilities
Trade and other payables	(110.7)	(50.6)
Lease liabilities	(502.3)	(470.5)
Provisions for other liabilities and charges	(102.5)	(83.8)
Deferred income tax liabilities	(94.3)	(88.6)
Current liabilities
Trade and other payables	(349.0)	(377.1)
Provisions for other liabilities and charges	(0.2)	(0.2)
Income tax payable	(52.0)	(49.9)
Lease liabilities	(92.5)	$ (82.1)
Liabilities held for sale	(35.0)
Assets and liabilities classified as held for sale
Non-current assets
Property, plant and equipment	50.8
Right of use assets	17.6
Goodwill	8.4
Other intangible assets	2.3
Current assets
Inventories	1.1
Trade and other receivables	18.4
Cash and cash equivalents	1.3
Assets held for sale	99.9
Non-current liabilities
Lease liabilities	(14.8)
Provisions for other liabilities and charges	(1.9)
Deferred income tax liabilities	(3.0)
Current liabilities
Trade and other payables	(7.4)
Income tax payable	(3.2)
Lease liabilities	(4.7)
Liabilities held for sale	$ (35.0)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).